Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Commitments and Contingencies [Abstract]
Rental expenses under operating leases	$ 160	$ 38	$ 102
Future minimum rental payments under operating leases due within 2 years
Year ending March 31, 2014	129
Year ending March 31, 2015	15
Total minimum lease payments	144
Capital commitments for purchase of furniture and fixtures expected to be disbursed	$ 407